Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 6) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Transactions and amounts outstanding with certain other parties
Sales of products (a)	$ 47,734,203		$ 70,021,289	$ 772,762	$ 29,637,868	$ 29,625,766
Purchase of raw material (b)	21,912,149	9,536,282	22,358,020	9,536,282	20,253,780	18,994,104
Credit line of guarantee for bank borrowings (j)	141,062,000		161,687,800		81,136,800
Loan guarantee fees (d)	382,116	302,674	742,303	505,626	1,242,928
Short-term financing from these parties		12,862,621		47,612,617	49,873,894	74,983,618
Short-term financing to these parties (k)		(7,142,275)		(45,374,149)	47,608,361	77,030,336
Amounts due from these parties	15,773,715		15,773,715		2,740,970	2,217,854
Amounts due to these parties	2,690,514	17,851	2,690,514	17,851	130,458	110,134
Ningbo Litong [Member]
Transactions and amounts outstanding with certain other parties
Short-term financing from these parties		12,862,621		38,142,763	36,366,031	57,180,289
Short-term financing to these parties (k)		(7,142,275)		(35,904,295)	(34,100,498)	(59,343,172)
Amounts due from these parties						$ 2,217,854